Note 3 - Balance Sheet Components - Schedule of Other Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Prepaid technology license fees	$ 50,000	$ 50,000	$ 60,000
Deposits	19,947	36,947	11,010
Total other assets	$ 69,947	$ 86,947	$ 71,010